Securities - Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contractual Maturities, Available-for-sale, Amortized Cost
Amortized Cost	$ 58,874	$ 50,942
Contractual Maturities, Available-for-sale, Fair Value
Fair Value	58,856	50,428
Contractual Maturities, Held-to-maturity, Amortized Cost
Amortized Cost	8,780	12,741
Contractual Maturities, Held-to-maturity, Fair Value
Fair Value	9,003	12,655
Proceeds from Sale of Debt Securities, Available-for-sale	24,627	0
Gain (Loss) on Sale of Investments	165
U.S. Asset Backed And State And Municipal Securities
Contractual Maturities, Available-for-sale, Amortized Cost
Due in one year or less		906
Due after one year through five years		1,236
Due after five years through ten years	1,329	6,411
Due after ten years	16,992	2,543
Amortized Cost	18,321	11,096
Contractual Maturities, Available-for-sale, Fair Value
Due in one year or less		902
Due after one year through five years		1,226
Due after five years through ten year	1,324	6,290
Due after ten years	16,812	2,501
Fair Value	18,136	10,919
Contractual Maturities, Held-to-maturity, Amortized Cost
Due in one year or less		1,991
Due after one year through five years	4,242	3,154
Due after five years through ten years	4,538	7,596
Amortized Cost	8,780	12,741
Contractual Maturities, Held-to-maturity, Fair Value
Due in one year or less		1,978
Due after one year through five years	4,311	3,148
Due after five years through ten years	4,692	7,529
Fair Value	9,003	12,655
Mortgage-related securities
Contractual Maturities, Available-for-sale, Amortized Cost
Amortized Cost	40,553	38,846
Contractual Maturities, Available-for-sale, Fair Value
Fair Value	40,720	38,530
Investments in mutual funds
Contractual Maturities, Available-for-sale, Amortized Cost
Amortized Cost		1,000
Contractual Maturities, Available-for-sale, Fair Value
Fair Value	$ 1,000	$ 979